SUBSEQUENT EVENTS (Details Narrative)										1 Months Ended						3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 09, 2022 USD ($) $ / shares shares	Sep. 07, 2022 USD ($)	Jul. 15, 2022 USD ($)	Jul. 11, 2022 USD ($) $ / shares shares	Jul. 05, 2022 USD ($) $ / shares shares	Jun. 13, 2022 USD ($) $ / shares shares	Jun. 10, 2022 USD ($)	May 11, 2022 USD ($) $ / shares shares	May 06, 2022 USD ($) shares	Nov. 29, 2022 USD ($) $ / shares shares	Oct. 20, 2022 USD ($) $ / shares	Jul. 22, 2022 USD ($) integer	Jun. 29, 2022 USD ($)	May 26, 2022 USD ($) $ / shares shares	May 23, 2022 USD ($) $ / shares shares	Oct. 31, 2022 USD ($) $ / shares shares	Oct. 31, 2021 USD ($)	Oct. 31, 2022 USD ($) $ / shares shares	Oct. 31, 2021 USD ($)	Apr. 30, 2022 USD ($) $ / shares shares	Apr. 30, 2021 USD ($) $ / shares shares	Dec. 01, 2022 $ / shares shares	Sep. 15, 2022 $ / shares	Aug. 26, 2022 $ / shares shares	Aug. 05, 2022 $ / shares	Jul. 18, 2022 $ / shares	Jun. 28, 2022 USD ($) integer $ / shares	May 02, 2019 USD ($)	Aug. 23, 2018 $ / shares
Aggregate principal amount						$ 100,000									$ 560,000													$ 100,000
OID payments															56,000
Principal amount															560,000
Bear interest rate						22.00%
Issued of common stock shares evaluated | shares						5,000,000
Stock trading price | $ / shares						$ 0.0215
Face value of note payable			$ 200,000
Original issue discount		$ 5,000	$ 40,000
Accrued interest			10.00%
Discreption of monthly payment		least 10:1 (10 outstanding shares of Common Stock being converted into 1 share of Common Stock in the reverse stock split), if the Trading Price (as defined below) for the Common Stock is below $0.001/share for more than 10 trading days	seven equal monthly payments of thirty-one thousand, four hundred twenty-eight dollars and fifty-seven cents ($31,428.57), commencing on December 15, 2022 and continuing on the 15th day of each month thereafter until paid in full not later than July 15, 2023 (the "Maturity Date".
Conversion fee					$ 1,750										1,750
Debt issue costs															$ 35,240
Common stock share authorized | shares																2,000,000,000		2,000,000,000		950,000,000	950,000,000			2,000,000,000
Common stock, par value | $ / shares											$ 0.001					$ 0.001		$ 0.001		$ 0.001	$ 0.001		$ 0.001	$ 0.001					$ 0.001
Convertible secured promissory note											$ 560,000
Principal amount											0
Interest																$ 22,462		$ 22,462
Conversion fee											$ 1,750
Note Payable																				$ 0
Interest expense																$ 425,853	$ 49,070	904,090	$ 154,923	421,178	$ 179,586
Proceeds from sale of common stock																		$ 549,800	$ 0	$ 0	$ 1,000
Common stock, shares issued | shares																864,153,385		864,153,385		527,327,424	419,562,102
Subsequent Event [Member]
Common stock share authorized | shares																						2,000,000,000
Common stock, par value | $ / shares	$ 0.001									$ 0.001												$ 0.001
Convertible secured promissory note	$ 560,000									$ 560,000
Principal amount	10,637									0
Interest	14,913									25,200
Conversion fee	$ 1,750									$ 1,750
Common stocks conversion shares | shares	39,000,000									38,500,000
Note Payable										$ 30,000
Conversion Rate										60.00%
Broker Representative [Member]
Acquisition of common stock | shares															1,080,000
Warrant 1 [Member]
Warrants Term															5 years
Stock exercise price | $ / shares															$ 0.022
Expected term of warrant															5 years
Warrant discount rate															1.07%
Warrant exercise | $ / shares															$ 0.03
Expected volatility															317.00%
Warrant [Member]
Debt issue costs															$ 370,602
Warrants Rrecorded as debt discount															$ 274,962
Warrants Term															3 years
Warrant exercise price | $ / shares															$ 0.025
Stock exercise price | $ / shares															$ 0.022
Expected term of warrant															3 years
Expected volatility															283.00%
Warrant discount rate															1.07%
Received of proceeds from the sale of shares of stock								$ 549,800
Proceeds from sale of common stock								$ 29,157,141
Common stock shares | shares								125,000,000
Common stock par value | $ / shares								$ 0.001
Lease deposit				$ 115,000
Bankruptcy payable							$ 70,000
Bankruptcy settlement cash payment							12,500
Gain on settlement							$ 57,500
Amended warrant exercise price | $ / shares																										$ 0.0168
Unsecured [Member]
Convertible secured promissory note																				$ 269,112	$ 351,595
Investor [Member]
Received of proceeds from the sale of shares of stock								$ 40,000
Proceeds from sale of common stock								$ 1,904,761
Convertible Unsecured Promissory Note [Member]
Debt issue costs					$ 23,744								$ 847		$ 58,202
Common stock, par value | $ / shares				$ 0.001	$ 0.001										$ 0.001										$ 0.001		$ 0.001
Principal amount				$ 30,000	$ 42,587										$ 135,670												$ 1,811,594
Promissory note				55,000	315,000																						55,000
Accrued interest				$ 2,200	$ 2,063										$ 18,020
Common stock conversion shares | shares				2,333,333	8,000,000										26,800,000
Principal balance of the promissory note				$ 0	$ 136,743										$ 179,330												30,000
Interest expense				$ 847	$ 34,458								$ 1,199		44,033
Equity Line Purchase Agreement [Member]
Sale of common stock, amount									$ 10,000,000
Sale of common stock, shares | shares									400,000,000
Description of equity line purchase agreement									Subject to the satisfaction of all of the conditions set forth in the Agreement, the Company shall have the right, but not the obligation, to direct the Investor, by its delivery to the Investor of a Purchase Notice from time to time, to purchase a minimum of twenty thousand dollars ($20,000) and up to a maximum of; (i) two hundred fifty thousand dollars ($250,000), or (ii) one hundred and fifty percent (150%) of the average daily volume traded for the Company’s common stock during the relevant Valuation Period (subject to adjustments for stock splits, dividends, and similar occurrences), subject to the Available Amount. The Valuation Period is the ten (10) consecutive Business Days immediately preceding, but not including the date a Purchase Notice is delivered
Convertible Notes Payable [Member] | Unsecured [Member]
Common stock, par value | $ / shares														$ 0.001
Common stock, shares issued | shares														2,600,000
Outstanding principal balance of the note payable														$ 6,000
Outstanding principal balance of the accrued interest														1,221
Difference of offset to additional paid in capital														$ 4,621
8% Convertible Promissory Note [Member] | Investor [Member]
Bear interest rate												22.00%	22.00%
Debt issue costs												$ 3,000	$ 3,000
Principal amount												53,000															$ 55,000
Net proceeds for working capital from the issuance of the convertible promissory note												$ 50,000	$ 52,000
Date of issuance												Jul. 22, 2023	Jun. 29, 2023
Conversion price percentage												65.00%	65.00%
Amount received by Lender												$ 81,538	$ 84,615
Premium liability offset to interest expense												28,538	29,615
Debt issue costs offset to promissory note, amount												$ 3,000	$ 3,000
Promissory note amortization period												1-year term	1-year term
Number of trading days | integer												10															10
Secured Convertible Note [Member]
OID payments															$ 56,000
Bear interest rate															12.00%
Debt issue costs															$ 35,240
Principal amount															$ 560,000
Original issue discount rate															10.00%
Net proceeds from the issuance of the note															$ 468,760
Maturity date															May 23, 2023